Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Pre-tax book loss			$ (13,609,307)	$ (21,426,879)
Amount
Federal income tax at statutory rate			(2,857,954)	(4,499,644)
State income tax benefit			(530,084)	(163,677)
Change in valuation allowance			2,760,687	3,559,163
Permanent items			21,281	(839,583)
Other			(127,924)	0
Provision for income tax benefit	$ (327,000)	$ (332,837)	$ (733,994)	$ (1,943,741)
Percentage
Federal income tax at statutory rate			21.00%	21.00%
State income tax benefit			3.90%	0.80%
Change in valuation allowance			(20.30%)	(16.60%)
Permanent items			(0.20%)	3.90%
Other			1.40%	0.00%
Provision for income tax benefit			5.40%	9.10%